UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-HR
                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement
                                 [x] adds new holding entires

Institutional Investment Manager Filing this Report:

Name:       Credo Capital Management, LLC
Address:    225 E. Redwood Street, 2nd Floor
            Baltimore, MD  21202

Form 13F File Number: 28-12753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Melanie H. Mendoza
Title:      Chief Compliance Officer
Phone:      (410) 244-6200

Signature, Place, and Date of Signing:

Melanie H. Mendoza                Baltimore, MD          July 31, 2009
------------------                -------------          -------------
[Signature]                       [City, State]              [Date]

Report Type (Check only one):
[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F information Table Entry Total: 105

Form 13F Information Table Value Total: 351,795

List of Other Included Managers;

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                                                                                                                Voting Authority
                                                              Value    Shares/ Sh/ Put/ Invstmt  Other         -------------------
Name of Issuer                      Title of class CUSIP      (x$1000) Prn Amt Prn Call Dscretn  Managers      Sole  Shared   None
--------------                      -------------- -----      -------- ------- --- ---- -------  --------      ----  ------   ----
ABM Industries Inc                  COM            000957100     3722   205977 SH       Sole                  112678          93299
ADC Telecommunications Inc          COM            000886309      448    56280 SH       Sole                                  56280
AGCO Corp.                          COM            001084102     4387   150903 SH       Sole                   82390          68513
Advent Software Inc                 COM            007974108      354    10810 SH       Sole                                  10810
AeroVironment Inc                   COM            008073108      497    16120 SH       Sole                                  16120
Alexion Pharmaceuticals Inc         COM            015351109     6602   160543 SH       Sole                   87345          73198
Alliant Techsystems Inc             COM            018804104     5358    65059 SH       Sole                   35645          29414
Alpha Natural Resources Inc         COM            02076X102     4422   168316 SH       Sole                   91915          76401
Altera Corp                         COM            021441100     5260   323071 SH       Sole                  176505         146566
American Public Education Inc       COM            02913V103      485    12246 SH       Sole                                  12246
Ameron Intl Corp                    COM            030710107      581     8670 SH       Sole                                   8670
Blue Nile Inc                       COM            09578R103      465    10820 SH       Sole                                  10820
BorgWarner Inc                      COM            099724106     5332   156130 SH       Sole                   84390          71740
Broadcom Corp                       COM            111320107     6595   266035 SH       Sole                  143640         122395
C H Robinson Worldwide Inc          COM            12541W209     6458   123842 SH       Sole                   67650          56192
Carbo Ceramics Inc                  COM            140781105      350    10230 SH       Sole                                  10230
Cavium Network Inc                  COM            14965A101      423    25150 SH       Sole                                  25150
Chipotle Mexican Grill Inc.         COM            169656105     4902    61270 SH       Sole                   33410          27860
Coinstar Inc                        COM            19259P300      480    17960 SH       Sole                                  17960
Community Health Systems            COM            203668108     7053   279331 SH       Sole                  142980         136351
Computer Programs & Sys Inc         COM            205306103      489    12754 SH       Sole                                  12754
Constant Contact Inc                COM            210313102      588    29630 SH       Sole                                  29630
Corinthian Colleges Inc             COM            218868107      554    32750 SH       Sole                                  32750
Covance Inc                         COM            222816100     5084   103340 SH       Sole                   56445          46895
Cree Inc                            COM            225447101     3899   132675 SH       Sole                   65200          67475
DTS Inc                             COM            23335C101      552    20397 SH       Sole                                  20397
DeVry Inc                           COM            251893103     5616   112225 SH       Sole                   61300          50925
Dean Foods Co                       COM            242370104     5197   270825 SH       Sole                  147930         122895
Dime Community Bancorp Inc          COM            253922108      384    42200 SH       Sole                                  42200
Dolan Media Co                      COM            25659P402      457    35750 SH       Sole                                  35750
Dollar Tree Inc                     COM            256746108     5706   135540 SH       Sole                   73350          62190
EXCO Resources Inc                  COM            269279402     4664   360990 SH       Sole                  171960         189030
Electronic Arts Inc                 COM            285512109     6696   308290 SH       Sole                  168385         139905
Equinix Inc                         COM            29444U502      429     5900 SH       Sole                                   5900
FMC Corp                            COM            302491303     5708   120676 SH       Sole                   65919          54757
FTI Consulting Inc                  COM            302941109     4515    89020 SH       Sole                   43960          45060
Flowers Foods Inc                   COM            343498101     4169   190910 SH       Sole                   92960          97950
Forward Air Corp                    COM            349853101      464    21780 SH       Sole                                  21780
Foster Wheeler Ltd.                 COM            H27178104     5036   212053 SH       Sole                  116790          95263
Foundation Coal Hldgs Inc           COM            35039W100      311    11070 SH       Sole                                  11070
Fuel Tech Inc                       COM            359523107      461    47480 SH       Sole                                  47480
GameStop Corp Cl A                  COM            36467W109     3667   166600 SH       Sole                   91010          75590
Gartner Inc                         COM            366651107     4653   304940 SH       Sole                  150641         154299
Genoptix Inc                        COM            37243V100      573    17900 SH       Sole                                  17900
Greatbatch Inc                      COM            39153L106      434    19183 SH       Sole                                  19183
Green Mountain Coffee Roasters      COM            393122106     4821    81540 SH       Sole                   44060          37480
Hibbett Sports Inc                  COM            428567101      469    26030 SH       Sole                                  26030
Hudson City Bancorp Inc             COM            443683107     5207   391783 SH       Sole                  214035         177748
Hughes Communications Inc           COM            444398101      687    30100 SH       Sole                                  30100
Huron Consulting Group Inc          COM            447462102     3869    83688 SH       Sole                   40185          43503
Illumina Inc                        COM            452327109     6403   164442 SH       Sole                   89680          74762
Iron Mountain Inc                   COM            462846106     4935   171650 SH       Sole                   94100          77550
Janus Capital Group Inc             COM            47102X105     5191   455360 SH       Sole                  234991         220369
KLA-Tencor Corp                     COM            482480100     6465   256045 SH       Sole                  139950         116095
Koppers Hldgs Inc                   COM            50060P106      576    21850 SH       Sole                                  21850
LKQ Corp                            COM            501889208     8307   504964 SH       Sole                  263349         241615
Lance Inc                           COM            514606102      324    14020 SH       Sole                                  14020
Lauder Estee Cos Inc Cl A           COM            518439104     5646   172830 SH       Sole                   94400          78430
Lawson Software Inc.                COM            52078P102       65    11636 SH       Sole                   11636
Legg Mason Inc                      COM            524901105     3232   132554 SH       Sole                   73315          59239
Luminex Corp                        COM            55027E102      542    29210 SH       Sole                                  29210
Macrovision Solutions Corp          COM            55611C108     4049   185630 SH       Sole                   88210          97420
Marten Transport Ltd                COM            573075108      465    22400 SH       Sole                                  22400
Marvel Entertainment Inc            COM            57383T103      564    15850 SH       Sole                                  15850
Marvell Technology Group Ltd        COM            G5876H105     4972   427164 SH       Sole                  233265         193899
MasTec Inc                          COM            576323109      485    41380 SH       Sole                                  41380
Maxwell Technologies Inc.           COM            577767106      190    13720 SH       Sole                                  13720
MetroPCS Communications Inc         COM            591708102     6365   478245 SH       Sole                  261065         217180
NII Holdings Inc                    COM            62913F201     5354   280768 SH       Sole                  153470         127298
Nalco Holding Co                    COM            62985Q101     7816   464123 SH       Sole                  237366         226757
Net 1 UEPS Technologies Inc         COM            64107N206      549    40374 SH       Sole                                  40374
NetSuite Inc                        COM            64118Q107      424    35930 SH       Sole                                  35930
Netflix Inc                         COM            64110L106     6341   153390 SH       Sole                   75915          77475
NuVasive Inc                        COM            670704105     5604   125640 SH       Sole                   60430          65210
O'Reilly Automotive Inc             COM            686091109     9025   237005 SH       Sole                  129440         107565
Odyssey Healthcare Inc              COM            67611V101      416    40456 SH       Sole                                  40456
Onyx Pharmaceuticals Inc            COM            683399109      559    19780 SH       Sole                                  19780
Overseas Shipholding Group Inc      COM            690368105      444    13030 SH       Sole                                  13030
Owens-Illinois Inc                  COM            690768403     5241   187105 SH       Sole                  102190          84915
Pall Corp                           COM            696429307     5916   222750 SH       Sole                  121670         101080
Panera Bread Co                     COM            69840W108     3740    75017 SH       Sole                   36860          38157
Price T.Rowe Group Inc              COM            74144T108     7424   178165 SH       Sole                   93890          84275
Pride International Inc             COM            74153Q102     4651   185585 SH       Sole                  101340          84245
Qiagen NV                           COM            N72482107     3657   196744 SH       Sole                  107485          89259
Quanta Services Inc                 COM            74762E102     4158   179770 SH       Sole                   98980          80790
RBC Bearings Inc                    COM            75524B104      376    18405 SH       Sole                                  18405
RehabCare Group Inc                 COM            759148109      377    15764 SH       Sole                                  15764
RiskMetrics Group Inc               COM            767735103     3047   172540 SH       Sole                   81521          91019
SBA Communcations Corp              COM            78388J106     6073   247483 SH       Sole                  136390         111093
Salesforce.com Inc                  COM            79466L302     4886   128014 SH       Sole                   70365          57649
Skyworks Solutions Inc              COM            83088M102     5859   599115 SH       Sole                  298615         300500
Smart Balance Inc.                  COM            83169Y108      381    55940 SH       Sole                                  55940
Smithfield Foods Inc                COM            832248108     6910   494647 SH       Sole                  270270         224377
Solera Hldgs Inc                    COM            83421A104      488    19200 SH       Sole                                  19200
Stifel Financial Corp.              COM            860630102     5253   109239 SH       Sole                   54784          54455
Sun Healthcare Group Inc            COM            866933401      389    46082 SH       Sole                                  46082
Synaptics Inc                       COM            87157D109      568    14690 SH       Sole                                  14690
Tessera Technologies Inc            COM            88164L100      621    24570 SH       Sole                                  24570
Thoratec Corp                       COM            885175307     6201   231540 SH       Sole                  113090         118450
Ultra Petroleum Corp                COM            903914109     3211    82345 SH       Sole                   45235          37110
Ultratech Inc                       COM            904034105      388    31540 SH       Sole                                  31540
United Therapeutics Corp            COM            91307C102     7461    89535 SH       Sole                   44545          44990
Urban Outfitters Inc                COM            917047102     7223   346093 SH       Sole                  189015         157078
Valspar Corp.                       COM            920355104     3890   172670 SH       Sole                   93320          79350
VeriSign Inc                        COM            92343E102     3589   194225 SH       Sole                  106095          88130
Volcano Corp                        COM            928645100      425    30420 SH       Sole                                  30420
Weatherford International Ltd       COM            H27013103     3356   171575 SH       Sole                   94440          77135
athenahealth Inc                    COM            04685W103      539    14570 SH       Sole                                  14570
tw telecom Inc Cl A                 COM            87311L104      652    63480 SH       Sole                                  63480
REPORT SUMMARY                      109 DATA RECORDS           351795        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED